Financial Assets and Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 237,043
Proceeds from loans	364,884
Principal paid on lease liabilities	(3,074)
Interest paid on lease liabilities	(892)
Repayments of loans	(380,741)
Interest and bank fees paid	(7,123)
Total changes from financing cash flows	(26,946)
The effect of changes in foreign exchange rates	(1,006)
Change in fair value of derivative warrant liabilities	(1,100)
New leases	1,545
Government loan receivable	(49)
Interest and bank fees expenses	7,773
Other	0
Total liability-related other changes	8,169
Ending Balance	217,260
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	198,469
Proceeds from loans	364,884
Repayments of loans	(380,741)
Interest and bank fees paid	(7,123)
Total changes from financing cash flows	(22,980)
The effect of changes in foreign exchange rates	(776)
Government loan receivable	(49)
Interest and bank fees expenses	6,881
Total liability-related other changes	6,832
Ending Balance	181,545
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,168
The effect of changes in foreign exchange rates	(199)
Change in fair value of derivative warrant liabilities	(1,100)
Total liability-related other changes	(1,100)
Ending Balance	869
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	36,406
Principal paid on lease liabilities	(3,074)
Interest paid on lease liabilities	(892)
Total changes from financing cash flows	(3,966)
The effect of changes in foreign exchange rates	(31)
New leases	1,545
Interest and bank fees expenses	892
Total liability-related other changes	2,437
Ending Balance	€ 34,846